16. RELATED PARTY TRANSACTIONS: Schedule of Changes in advance and note to affiliates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term advance to affiliate	$ 2,500,000
Short-term advance to affiliate	1,918,918	$ 2,500,000
Short-term Advance
Short-term advance to affiliate	2,500,000	2,500,000
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	1,000,000	0
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	1,581,082	258,592
Short-term advance to affiliate	1,963,648	2,500,000
Adjustment for expected services provided in the next 12-months		258,592
Short-term Advance | Programming and support fees
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	222,010
Short-term Advance | Wages and benefits
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	325,607	236,884
Short-term Advance | Product development costs
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	1,033,465	21,708
Short-term Advance | Advances to Epazz, Inc. during the year
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		0
Short-term Advance | Sale of ZenaPay, Inc. to Epazz, Inc
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		0
Long-term Advance
Short-term advance to affiliate	4,623,155	2,336,623
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	9,015,900	2,545,124
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0	0
Short-term advance to affiliate	13,639,055	4,623,155
Adjustment for expected services provided in the next 12-months		(258,592)
Long-term Advance | Advances to Epazz
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	9,015,900
Long-term Advance | Programming and support fees
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0
Long-term Advance | Wages and benefits
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0	0
Long-term Advance | Product development costs
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0	0
Long-term Advance | Advances to Epazz, Inc. during the year
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		2,545,124
Long-term Advance | Sale of ZenaPay, Inc. to Epazz, Inc
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		0
Notes Receivable from Affiliates
Short-term advance to affiliate	341,850	0
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	0	341,850
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0	0
Short-term advance to affiliate	341,850	341,850
Adjustment for expected services provided in the next 12-months		0
Notes Receivable from Affiliates | Advances to Epazz
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	0
Notes Receivable from Affiliates | Programming and support fees
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0
Notes Receivable from Affiliates | Wages and benefits
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	0	0
Notes Receivable from Affiliates | Product development costs
Investments in and Advances to Affiliates, at Fair Value, Gross Reductions	$ 0	0
Notes Receivable from Affiliates | Advances to Epazz, Inc. during the year
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		0
Notes Receivable from Affiliates | Sale of ZenaPay, Inc. to Epazz, Inc
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		$ 341,850